SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2021
Land Use Right [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	Over the lease term
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Equipment furniture and fittings	30 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment furniture and fittings	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment furniture and fittings	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment furniture and fittings	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment furniture and fittings	5 years